Acquisitions - Summary Of Purchase Price Allocation (Detail) - Bungie, Inc. [Member] ¥ in Millions	Jul. 15, 2022 JPY (¥)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	¥ 37,800
Trade and other receivables, and contract assets	5,093
Other current assets	3,412
Property, plant and equipment	7,481
Right-of-use assets	15,540
Goodwill	193,801
Content assets	45,512
Other intangible assets	66,257
Deferred tax assets	7,297
Other	3,564
Total assets	385,757
Trade and other payables	3,060
Other current liabilities	12,195
Long-term debt	30,944
Other	5,699
Total liabilities	¥ 51,898